CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
SCHEDULES OF COMPANY’S PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES
	2023		2022		2021
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000%		$’000

Vendor A	17.0	-	15.2	-	19.4	2,325